SUPPLEMENTAL CASH FLOW INFORMATION - Changes in non-cash operating working capital items (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flow Statement [Abstract]
Accounts receivable, excluding financing receivables	$ (201)	$ (78)
Financing receivables	(162)	(840)
Contract assets	8	417
Inventories	98	(56)
Other current assets	25	13
Accounts payable and accrued liabilities	36	556
Contract and other liabilities	44	25
Total change in net operating assets and liabilities	$ (152)	$ 37